CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Property and equipment, net	$ 50,755	$ 51,355	$ 52,533
Cash	6,233	5,633	4,186
Restricted cash	3,393	2,966	3,306
Accounts receivable, net of allowance	1,936	1,593	2,100
Prepaid expenses and other	617	990	328
Notes receivable	383	404	444
Intangible assets—bed licenses	2,471	2,471	2,471
Intangible assets—lease rights, net	140	146	158
Right-of-use operating lease assets	30,896	31,863	33,740
Goodwill	1,585	1,585	1,585
Lease deposits and other deposits	514	514	514
Straight-line rent receivable	8,101	7,643	6,660
Total assets	107,024	107,163	108,025
LIABILITIES AND EQUITY
Senior debt, net	46,357	46,636	47,275
Bonds, net	6,238	6,236	6,342
Other debt, net	802	1,291	822
Accounts payable	3,918	3,383	3,008
Accrued expenses	4,163	3,320	2,225
Operating lease obligation	33,066	34,040	35,884
Other liabilities	1,602	1,519	1,365
Total liabilities	96,146	96,425	96,921
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock and additional paid-in capital	62,336	62,157	62,041
Preferred stock	62,423	62,423	62,423
Accumulated deficit	(113,881)	(113,842)	(113,360)
Total stockholders' equity	10,878	10,738	11,104
Total liabilities and stockholders' equity	$ 107,024	$ 107,163	$ 108,025